Other operating income and expense (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule Of Other Operating Income And Expense
The following table details the Group’s other operating income and expense:

	For the year ended December 31,
	2022	2021	2020
Other operating income
Net foreign exchange rate differences	—	—	2,478
Sold services	—	847	—
Other operating income	4,724	1,776	1,598
Total	4,724	2,623	4,076

	For the year ended December 31,
Other operating expense	2022	2021	2020
Net foreign exchange rate differences	3,595	49,298	—
Non-income tax	1,502	1,064	1,347
Other operating expense	1,192	314	963
Total	6,289	50,676	2,310